Debt and Other Financing Arrangements - Schedule of Debt and Other Financing Arrangements (Parenthetical) (Detail)		12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Due from 2020 to 2040 [Member] | Industrial Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt instrument - maturity year - start		2020
Debt instrument - maturity year - end		2040
Due from 2020 to 2040 [Member] | Industrial Revenue Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		1.88%	1.65%
Due from 2020 to 2040 [Member] | Industrial Revenue Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		2.03%	1.92%
Notes, 5.85%, due June 1st, 2018 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			5.85%
Debt instrument - maturity year			2018
Notes, 4.125%, due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		4.125%
Debt instrument - maturity year		2022
Notes, 4.0%, due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		4.00%
Debt instrument - maturity year		2023
Notes, 3.95%, due 2028 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	3.95%	3.95%
Debt instrument - maturity year	2028	2028
Notes, 6.40%, due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		6.40%
Debt instrument - maturity year		2037
Notes, 5.20%, due 2043 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		5.20%
Debt instrument - maturity year		2043
Notes, 4.40%, due 2048 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.40%	4.40%
Debt instrument - maturity year	2048	2048